VictoryShares Pioneer Mortgage-Backed Securities ETF Investment Objectives and Goals - VictoryShares Pioneer Mortgage-Backed Securities ETF	Jun. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	VictoryShares Pioneer Mortgage-Backed Securities ETF Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The VictoryShares Pioneer Mortgage-Backed Securities ETF (the “Fund”) seeks a high level of total return consisting of income and capital appreciation.